Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 3,828	$ 11,017
Accounts receivable:
Trade, net	1,496	645
Other	713	897
Short-term investments	5,887
Current assets	11,924	12,559
NON-CURRENT ASSETS:
Long-term restricted deposits	84	89
Long-term deposit	65	50
Property and equipment, net	119	144
Right of use assets	451	543
Intangible assets, net	7,013	4,201
Goodwill	10,998	5,387
Non-current assets	18,730	10,414
TOTAL ASSETS	30,654	22,973
Accounts payable and accruals:
Trade	1,219	274
Other	2,839	1,358
Contract liabilities	514	441
Contingent consideration		915
Derivative financial instruments	488	1,448
Short-term lease liabilities	365	298
Current liabilities	5,425	4,734
NON-CURRENT LIABILITIES:
Long-term contract liabilities	18	41
Long-term lease liabilities	197	365
Long-term contingent consideration		684
Deferred tax liabilities	645	793
Liability in respect of the Israeli Innovation Authority	182	140
Non-current liabilities	1,042	2,023
TOTAL LIABILITIES	6,467	6,757
COMMITMENTS AND CONTINGENT LIABILITIES
EQUITY:
Ordinary shares
Share premium	91,112	71,492
Other equity reserves	16,732	15,256
Accumulated deficit	(83,657)	(70,532)
TOTAL EQUITY	24,187	16,216
TOTAL EQUITY AND LIABILITIES	$ 30,654	$ 22,973